Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Navig8 Group	< 10%	19,158,623	17,940,808
Vitol	34,797,654	43,960,560	20,232,481
Trafigura	< 10%	17,498,550	<10%